Income Taxes - Schedule of Effective Income Tax Rate (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Effective Income Tax Rate [Abstracts]
Income tax expense with Macau statutory tax rate	12.00%	12.00%
Differential income tax rates applicable to certain entities comprising the Company	16.50%	8.80%
Tax effect of preferential tax treatments	(7.70%)	(4.10%)
Effect of non-deductible expenses	0.10%	0.20%
Effective income tax rate	20.90%	17.00%